PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	6 Months Ended
Jun. 30, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of prepaid expenses and other current assets
	As of June 30,	As of December 31,
	2025	2024

Receivables from governmental authorities	$262	$119
Prepaid expenses	153	38

	$415	$157